Deferred income for government grants (Tables)	12 Months Ended
Dec. 31, 2024
Accruals And Deferred Income 1 [Abstract]
Summary of Changes in the Carrying Amount of Deferred income for government grants

Changes in the carrying amount of deferred income for government grants for the years ended December 31, 2024 and 2023 are analysed as follows:

	31/12/24	31/12/23
Balance at beginning of year	13,135	12,242
Additions	88	2,757
Credit to profit or loss	(2,187)	(1,864)
Balance at end of year	11,036	13,135